UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__X__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to March 31, 2012

Date of Report (Date of earliest event reported): May 15, 2012

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0000839849

Prudential Securities Secured Financing Corporation
Julia A. Herbert
(973) 802-3656
________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

INFORMATION TO BE INCLUDED IN THE REPORT
REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties
Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), Prudential Securities Secured
Financing Corporation has indicated by check mark that it has no activity to report for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 15, 2012

Prudential Securities Secured Financing Corporation
(Securitizer)

By: /s/ Julia A. Herbert
Name: Julia A. Herbert
Title: Vice President